Harbor Long-Short Equity ETF Annual Fund Operating Expenses - Harbor Long-Short Equity ETF - NONE or SAME	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.20%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%	[1]
Component2 Other Expenses	1.08%	[2]
Other Expenses (as a percentage of Assets):	1.08%
Expenses (as a percentage of Assets)	2.28%

[1]	Pursuant to the Investment Advisory Agreement, the Advisor pays all of the operating expenses of the Fund, except for (i) the fee payment under the Investment Advisory Agreement; (ii) payments under the Fund’s 12b-1 plan (if any); (iii) the costs of borrowing, including interest and dividend expenses; (iv) taxes and governmental fees; (v) acquired fund fees and expenses; (vi) brokers’ commissions and any other transaction-related expenses and fees arising out of transactions effected on behalf of the Fund; (vii) costs of holding shareholder meetings; and (viii) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[2]	"Dividends and Interest on Short Sales” reflect interest expense and dividends paid on borrowed securities for the current fiscal year. Interest expenses result from the Fund’s use of prime brokerage arrangements to execute short sales. Dividends paid on borrowed securities are an expense of short sales. These expenses are not payable by the Advisor under the unitary fee arrangement. Any interest expense amount or dividends paid on securities sold short will vary based on the Fund’s use of those investments.